Segment Reporting (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Total Assets	$ 20,223,299	$ 17,816,021	$ 9,054,144
Shipping Agency and Ship Management Services [Member]
Segment Reporting Information [Line Items]
Total Assets			1,271,948
Shipping and Chartering Services [Member]
Segment Reporting Information [Line Items]
Total Assets			534,896
Inland Transportation Management Services [Member]
Segment Reporting Information [Line Items]
Total Assets	18,219,884	15,552,593	7,247,300
Freight Logistic Services [Member]
Segment Reporting Information [Line Items]
Total Assets	206,190	1,704,946
Container Trucking Services [Member]
Segment Reporting Information [Line Items]
Total Assets	1,100,081	558,482
Bulk Cargo Container Services [Member]
Segment Reporting Information [Line Items]
Total Assets	$ 697,144